Client Name:
Client Project Name:	SEMT 2026-CD5
Start - End Dates:	3/2/2026 - 7/9/2026
Deal Loan Count:	418

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Legal Documents	CRDLGL2550	Missing HUD-1 from sale of property	1
Credit	Legal Documents	CRDLGL5480	Trust Documents Not Acceptable/Not Executed	1
Credit	Terms/Guidelines	CRDTER110	Loan amount exceeds guideline maximum	1
Credit	Terms/Guidelines	CRDTER2548	Missing AUS or AUS errors present	1
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	1
Credit	Credit/Mtg History	CRDCRMH104	Credit score below guidelines	1
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	1
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	1
Credit	DTI	CRDDTI134	Debt Ratio Exception =>XXX%	1
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least XXX%, but less than XXX%	1
Credit	LTV/CLTV	CRDLTV3028	LTV Exceeds Guideline Requirement by XXX% or more	1
Credit	LTV/CLTV	CRDLTV5736	LTV Exceeds Guideline Requirement by less than XXX%	1
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	4
Credit	Income/Employment	CRDINC2302	Missing Required Income Documentation	1
Credit	Income/Employment	CRDINC2488	Verbal verification of employment missing	2
Credit	Income/Employment	CRDINC2496	Verbal verification of employment completed outside the stated requirements and/or after closing/funding	1
Credit	Income/Employment	CRDINC3258	Missing Profit and Loss statement for one or more Self Employed borrowers	1
Credit	Income/Employment	CRDINC888	Income Amount is Unsupported by Documentation in File	1
Credit	Insurance	CRDINSR5351	Insurance Effective date is greater than the transaction date	5
Property Valuations	Property	PRVAPROP177	Property Issues Indicated	1
Property Valuations	Property	PRVAPROP2556	Acreage exceeds property eligibility guidelines	1
Property Valuations	Property	PRVAPROP2674	Property Issues Indicated XXX	1
Property Valuations	Appraisal	PRVAAPPR4789	Appraisal Deficiency	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID5806	TRID - At least XXX CD prior to the last CD at or prior to closing was not provided to all with rescission rights.	2
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - XXX Form Used in Refinance With Original Creditor	9
Compliance	Documentation	CMPDOC2510	All funds were not disbursed w/out written explanation or unacceptable reasons	1
Compliance	RESPA	CMPRESPA2700	RESPA - List of homeowners counseling organizations not provided w/in XXX days of application	2
Compliance	RESPA	CMPRESPA863	RESPA: Required Affiliate Business Disclosure missing	2
Total				47

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